Exhibit 99.4
Report of Independent Accountants on Applying
Agreed-Upon Procedures

Cerberus SFR Holdings Partners, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Cerberus SFR Holdings Partners, L.P. (the “Company”), Morgan Stanley & Co. LLC and BofA Securities, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the FirstKey Homes 2020-SFR2 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 3,740 Properties, which was selected using a simple random sample from the pool of assets identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape as identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005 T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to August 31, 2020.

•	The phrase “Box” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to Lease information provided by the Company from September 14, 2020 to September 24, 2020.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Date of Lease Start	Acquisition Type
Date of Lease End	Acquisition Date
Underwritten Gross Potential Rent (Monthly) ($)	Purchase Price - HUD REVIEW

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Type, Acquisition Date and Purchase Price - HUD REVIEW Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Date of Lease Start, Date of Lease End, and Underwritten Gross Potential Rent (Monthly) ($) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “FKH2020-SFR2 83120 Tape v10(MS,PwC).xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “FKH2020-SFR2 83120 Tape v18.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Final Data Tape”);

•
Certain resident ledgers containing the transaction history of each Property for the Month to Month Sample Properties from the property management system of the Company’s property manager for the month of August 2020 that were made available on Box (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Box or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “945 92420Cerberus ARBPO Status Update (1).xlsx” (the “BPO Results File”);
o	An electronic data file labeled “FKH2020-SFR2 PWC HOA 91720.xlsx” (the “HOA Support File”);
o	An electronic data file labeled “FKH2020-SFR2 PWC MSA 91720.xlsx” (the “MSA Mapping File”);
o	An electronic data file labeled “FKH2020-SFR2 PWC Investment Basis 91720.xlsx” (the “Investment Basis File”);
o	An electronic data file labeled “FKH2020-SFR2 PWC Insurance Rates 91720.xlsx” (the “Insurance Support File”); and
o	An electronic data file labeled “FKH2020-SFR2 PWC Tax 91720.xlsx” (the “Property Tax File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 3,740 Properties (the “Sample Properties”) from the 14,384 Properties represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

The procedures described above resulted in the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
60	Acquisition Date	August 31, 2015	October 16, 2015
213	Acquisition Date	August 31, 2015	August 15, 2017
619	Acquisition Date	March 23, 2018	August 08, 2017
1043	Acquisition Date	March 23, 2018	August 08, 2017
1131	Acquisition Date	February 09, 2018	February 09, 2017
1485	Acquisition Date	January 18, 2018	February 28, 2018
2892	Acquisition Date	October 27, 2017	October 05, 2016
1510	Acquisition Type	1x1	Bulk
2243	Acquisition Type	1x1	Bulk
2316	Acquisition Type	1x1	Bulk
2573	Acquisition Type	1x1	Bulk
2828	Acquisition Type	1x1	Bulk
2892	Acquisition Type	Bulk	1x1
3134	Acquisition Type	Bulk	1x1
3238	Acquisition Type	Bulk	1x1
3240	Acquisition Type	Bulk	1x1
3406	Acquisition Type	1x1	Bulk
1153	Date of Lease End	December 31, 2018	August 31, 2020
1679	Date of Lease End	June 05, 2021	July 06, 2021
3261	Date of Lease End	June 30, 2018	June 30, 2016
3567	Date of Lease End	May 31, 2019	May 31, 2021
3712	Date of Lease End	August 31, 2018	August 04, 2021
397	Date of Lease Start	February 01, 2019	May 01, 2019
491	Date of Lease Start	March 23, 2015	April 01, 2016
805	Date of Lease Start	May 01, 2020	July 01, 2020
1153	Date of Lease Start	January 01, 2018	September 01, 2019
2556	Date of Lease Start	May 01, 2018	May 01, 2019
3261	Date of Lease Start	July 01, 2017	June 02, 2014
3567	Date of Lease Start	December 01, 2018	August 10, 2020
3712	Date of Lease Start	September 01, 2017	August 01, 2020
18	Purchase Price - HUD Review	$90,000.00	$81,125.00
54	Purchase Price - HUD Review	$210,561.37	$208,922.76

#	Sample Attribute	Initial Data Tape Value	Source Document Value
60	Purchase Price - HUD Review	$0.00	$136,697.81
101	Purchase Price - HUD Review	$162,000.00	$164,000.00
121	Purchase Price - HUD Review	$208,922.76	$203,187.63
181	Purchase Price - HUD Review	$182,205.00	$183,990.00
233	Purchase Price - HUD Review	$259,000.00	$258,000.00
255	Purchase Price - HUD Review	$167,000.00	$164,000.00
274	Purchase Price - HUD Review	$180,000.00	$170,000.00
381	Purchase Price - HUD Review	$219,500.00	$210,000.00
384	Purchase Price - HUD Review	$128,000.00	$111,500.00
399	Purchase Price - HUD Review	$160,400.00	$155,600.00
401	Purchase Price - HUD Review	$224,604.00	$220,500.00
412	Purchase Price - HUD Review	$190,000.00	$170,000.00
440	Purchase Price - HUD Review	$72,030.75	$71,577.18
450	Purchase Price - HUD Review	$197,500.00	$195,000.00
461	Purchase Price - HUD Review	$113,115.00	$133,115.00
597	Purchase Price - HUD Review	$252,900.00	$252,000.00
628	Purchase Price - HUD Review	$119,000.00	$115,500.00
678	Purchase Price - HUD Review	$175,000.00	$174,400.00
685	Purchase Price - HUD Review	$143,032.48	$142,131.83
717	Purchase Price - HUD Review	$113,000.00	$115,500.00
772	Purchase Price - HUD Review	$219,000.00	$221,500.00
834	Purchase Price - HUD Review	$221,750.00	$205,000.00
839	Purchase Price - HUD Review	$162,500.00	$145,000.00
984	Purchase Price - HUD Review	$162,500.00	$143,000.00
1034	Purchase Price - HUD Review	$189,000.00	$187,000.00
1052	Purchase Price - HUD Review	$103,400.00	$90,000.00
1174	Purchase Price - HUD Review	$225,000.00	$218,000.00
1176	Purchase Price - HUD Review	$148,000.00	$139,250.00
1194	Purchase Price - HUD Review	$193,000.00	$183,000.00
1272	Purchase Price - HUD Review	$187,900.00	$180,900.00
1289	Purchase Price - HUD Review	$121,500.00	$121,000.00
1431	Purchase Price - HUD Review	$207,000.00	$182,500.00
1437	Purchase Price - HUD Review	$136,004.62	$192,536.67
1467	Purchase Price - HUD Review	$160,000.00	$140,000.00
1477	Purchase Price - HUD Review	$210,000.00	$203,500.00
1587	Purchase Price - HUD Review	$127,597.32	$126,793.86
1631	Purchase Price - HUD Review	$246,000.00	$245,014.00
1640	Purchase Price - HUD Review	$153,400.00	$153,500.00
1717	Purchase Price - HUD Review	$100,000.00	$98,000.00
1731	Purchase Price - HUD Review	$179,427.79	$184,343.62
1760	Purchase Price - HUD Review	$149,100.00	$150,000.00
1906	Purchase Price - HUD Review	$221,900.00	$224,000.00
1909	Purchase Price - HUD Review	$253,984.54	$239,237.05
1960	Purchase Price - HUD Review	$90,000.00	$85,000.00
1963	Purchase Price - HUD Review	$141,000.00	$187,898.05
2013	Purchase Price - HUD Review	$199,000.00	$196,000.00
2033	Purchase Price - HUD Review	$244,755.00	$240,000.00
2140	Purchase Price - HUD Review	$280,000.00	$258,000.00
2198	Purchase Price - HUD Review	$125,000.00	$123,500.00
2243	Purchase Price - HUD Review	$118,781.00	$145,998.63
2272	Purchase Price - HUD Review	$199,091.10	$294,949.78
2344	Purchase Price - HUD Review	$159,000.00	$160,000.00
2404	Purchase Price - HUD Review	$245,000.00	$247,000.00

#	Sample Attribute	Initial Data Tape Value	Source Document Value
2413	Purchase Price - HUD Review	$217,500.00	$220,000.00
2425	Purchase Price - HUD Review	$115,500.00	$120,592.77
2439	Purchase Price - HUD Review	$149,600.00	$137,000.00
2448	Purchase Price - HUD Review	$115,000.00	$112,700.00
2461	Purchase Price - HUD Review	$135,000.00	$133,000.00
2469	Purchase Price - HUD Review	$178,000.00	$185,000.00
2504	Purchase Price - HUD Review	$139,000.00	$133,500.00
2508	Purchase Price - HUD Review	$105,844.00	$101,000.00
2511	Purchase Price - HUD Review	$196,633.19	$163,860.99
2517	Purchase Price - HUD Review	$142,000.00	$178,353.59
2533	Purchase Price - HUD Review	$109,000.00	$116,250.00
2572	Purchase Price - HUD Review	$199,950.00	$199,900.00
2573	Purchase Price - HUD Review	$126,301.00	$138,630.29
2590	Purchase Price - HUD Review	$195,000.00	$197,000.00
2597	Purchase Price - HUD Review	$217,935.12	$185,982.23
2620	Purchase Price - HUD Review	$110,000.00	$111,000.00
2623	Purchase Price - HUD Review	$125,000.00	$117,000.00
2660	Purchase Price - HUD Review	$153,898.00	$150,600.00
2680	Purchase Price - HUD Review	$113,000.00	$115,500.00
2746	Purchase Price - HUD Review	$172,500.00	$166,800.00
2761	Purchase Price - HUD Review	$191,500.00	$172,000.00
2762	Purchase Price - HUD Review	$80,000.00	$88,400.00
2775	Purchase Price - HUD Review	$147,501.74	$131,645.00
2797	Purchase Price - HUD Review	$150,000.00	$160,000.00
2858	Purchase Price - HUD Review	$285,000.00	$273,871.00
2892	Purchase Price - HUD Review	$179,236.00	$99,000.00
2978	Purchase Price - HUD Review	$164,000.00	$164,800.00
2988	Purchase Price - HUD Review	$179,900.00	$175,000.00
3109	Purchase Price - HUD Review	$169,596.13	$219,573.73
3119	Purchase Price - HUD Review	$158,000.00	$140,000.00
3176	Purchase Price - HUD Review	$198,000.00	$193,634.00
3223	Purchase Price - HUD Review	$162,000.00	$159,750.00
3294	Purchase Price - HUD Review	$142,000.00	$127,500.00
3299	Purchase Price - HUD Review	$170,000.00	$150,000.00
3311	Purchase Price - HUD Review	$190,000.00	$199,000.00
3328	Purchase Price - HUD Review	$110,000.00	$107,500.00
3355	Purchase Price - HUD Review	$112,007.00	$110,000.00
3406	Purchase Price - HUD Review	$122,235.00	$132,044.50
3468	Purchase Price - HUD Review	$174,000.00	$116,440.00
3489	Purchase Price - HUD Review	$182,000.00	$172,000.00
3501	Purchase Price - HUD Review	$232,900.00	$239,000.00
3507	Purchase Price - HUD Review	$128,000.00	$129,262.77
3525	Purchase Price - HUD Review	$184,343.62	$140,101.15
3557	Purchase Price - HUD Review	$506,646.19	$115,500.00
3646	Purchase Price - HUD Review	$115,000.00	$113,000.00
3685	Purchase Price - HUD Review	$152,721.75	$132,000.00
176	Underwritten Gross Potential Rent (Monthly) ($)	$1,315.00	$1,245.00
397	Underwritten Gross Potential Rent (Monthly) ($)	$908.00	$1,475.00
1746	Underwritten Gross Potential Rent (Monthly) ($)	$1,395.00	$1,345.00

#	Sample Attribute	Initial Data Tape Value	Source Document Value
2922	Underwritten Gross Potential Rent (Monthly) ($)	$1,245.00	$1,200.00
3187	Underwritten Gross Potential Rent (Monthly) ($)	$1,045.00	$995.00
3261	Underwritten Gross Potential Rent (Monthly) ($)	$850.00	$800.00

2.
On the Final Data Tape, we identified 561 Properties where the MTM data attribute was equal to “Yes”.  Of these 561 Properties, 148 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties.  Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an occupancy status of “Occupied” within the Final Data Tape;

b)	Has a lease expiration date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of August 2020.

3.	For each of the Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences above the tolerances in Exhibit 1; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences above the tolerances in Exhibit 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For properties where the Property Type data attribute equals “Duplex” in the Final Data Tape and only one property was included in the BPO Results File, we were instructed by the Company to use the information for the one property listed in the BPO Results File for both corresponding properties in the Final Data Tape for the relevant procedures listed in Exhibit 2.

We compared the information or recalculated values and noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

September 25, 2020

Exhibit 1

Sample Attribute: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Start procedure, for Properties where the MTM data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date., and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupied data attribute equals “Occupied”, we compared the Date of Lease Start Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease End procedure, for Properties where the MTM data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date., and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupied data attribute equals “Occupied”, we compared the Date of Lease End Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Underwritten Gross Potential Rent (Monthly) ($)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the MTM data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date., and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupied data attribute equals “Rented,” we compared the Underwritten Gross Potential Rent (Monthly) ($) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If a settlement statement is available for the applicable property and only one property is listed on that settlement statement, compared the Acquisition Type Sample Purchase Attribute to “1x1”.

2)
If a settlement statement is available for the applicable property and 20 or more properties are listed on that settlement statement, compared the Acquisition Type Sample Purchase Attribute to “Portfolio”.

3)
If a settlement statement is available for the applicable property, more than one property is listed on that settlement statement, and the properties were acquired prior to July 1, 2019, compared the Acquisition Type Sample Purchase Attribute to “Portfolio”.

4)
If a settlement statement is available for the applicable property, less than 20 properties are listed on that settlement statement, and the properties were acquired on or after July 1, 2019, compared the Acquisition Type Sample Purchase Attribute to “1x1”.

5)	If a bid receipt is available for the applicable Property, and only one property is listed on that bid receipt, compared the Acquisition Type Sample Purchase Attribute to “1x1”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date Sample Purchase Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Date Sample Purchase Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Date Sample Purchase Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price - HUD REVIEW

Tolerance Level: +/- $10

Comparison Instructions:

1)
If a settlement statement is available, compared the Purchase Price - HUD REVIEW Sample Purchase Attribute to information available in the settlement statement.  If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price - HUD REVIEW Sample Purchase Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price - HUD REVIEW Sample Purchase Attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price - HUD REVIEW Sample Purchase Attribute to information available in the applicable bulk sale schedule.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Purchase Price (Book)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Investment Basis File
Total Investment Basis	Final Data Tape to Supplemental Data File electronic comparison	n/a	Investment Basis File
BPO As Is Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File	If Property Type = “Duplex” compared to BPO Results File value * 50%
ARBPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File	If Property Type = “Duplex” compared to BPO Results File value * 50%
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
ARBPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Result File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File

Field Name	Procedure	Calculation	Data File(s)	Comments
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease End - Date of Lease Start) / 30	Final Data Tape (Date of Lease End, Date of Lease Start, Occupied)	For “Vacant” properties, the Original Length of Lease (months) was calculated to be zero. Calculation rounded to the nearest integer.
Remaining Lease Term (months)	Recalculate and compare	Recalculation: (Date of Lease End – Property Cut-Off Date) / 30	Final Data Tape (Date of Lease End, Occupied, MTM)	For “Vacant” and “MTM” properties, no recalculation was performed.
Underwritten Gross Potential Rent (Annual) ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Monthly) ($) * 12	Final Data Tape (Underwritten Gross Potential Rent (Monthly) ($))
Underwritten Annual Other Income ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * 2%	Final Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Total Annual Underwritten Gross Income ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) + Underwritten Annual Other Income ($)	Final Data Tape (Underwritten Gross Potential Rent (Annual) ($), Underwritten Annual Other Income ($))
Underwritten Annual Vacancy ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * -5.5%	Final Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Most Recent Estimated/Actual Real Estate Taxes ($)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Tax File
Underwritten Annual Property Management Fee ($)	Recalculate and compare	Recalculation: (Underwritten Gross Potential Rent (Annual) ($) + Underwritten Annual Vacancy ($)) * -7%	Final Data Tape (Underwritten Gross Potential Rent (Annual) ($), Underwritten Annual Vacancy ($))	For the avoidance of doubt, the Underwritten Annual Vacancy ($) data field is shown as a negative value in the Final Data Tape.
Underwritten Annual HOA Fees ($)	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Annual EST. Insurance ($)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File

Field Name	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Repairs and Maintenance ($)	Recalculate and compare	Recalculation: If Entity Owned = “CSMA FT, LLC” then -$1,500, otherwise -$1,300	Final Data Tape (Entity Owned)
Underwritten Annual Turnover Costs ($)	Recalculate and compare	Recalculation: -$675 per property	n/a
Underwritten Annual Marketing and Leasing Costs ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Monthly) ($) * (-1/3) * (100% + 35% + 35%)	Final Data Tape (Underwritten Gross Potential Rent (Monthly) ($))
Underwritten Annual Other Expenses ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * -0.4%	Final Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Total Annual Underwritten Expenses ($)	Recalculate and compare
Recalculation: Most Recent Estimated/Actual Real Estate Taxes ($) + Underwritten Annual Property Management Fee ($) + Underwritten Annual HOA Fees ($) + Annual EST. Insurance ($) + Underwritten Annual Repairs and Maintenance ($) + Underwritten Annual Turnover Costs ($) + Underwritten Annual Marketing and Leasing Costs ($) + Underwritten Annual Other Expenses ($)

Final Data Tape (Most Recent Estimated/Actual Real Estate Taxes ($), Underwritten Annual Property Management Fee ($), Underwritten Annual HOA Fees ($), Annual EST. Insurance ($), Underwritten Annual Repairs and Maintenance ($), Underwritten Annual Turnover Costs ($), Underwritten Annual Marketing and Leasing Costs ($), Underwritten Annual Other Expenses ($))

Underwritten Annual Net Operating Income ($)	Recalculate and compare	Recalculation: Total Annual Underwritten Gross Income ($) + Underwritten Annual Vacancy ($) + Total Annual Underwritten Expenses ($)	Final Data Tape (Total Annual Underwritten Gross Income ($),Underwritten Annual Vacancy ($), Total Annual Underwritten Expenses ($))	For the avoidance of doubt, the Underwritten Annual Vacancy ($) and Total Annual Underwritten Expenses ($) data fields are shown as a negative value in the Final Data Tape.
Underwritten Annual CapEx Reserve ($)	Recalculate and compare	Recalculation: -$750 per property	n/a
Underwritten Annual Net Cash Flow ($)	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income ($) + Underwritten Annual CapEx Reserve ($)	Final Data Tape (Underwritten Annual Net Operating Income ($), Underwritten Annual CapEx Reserve ($))	For the avoidance of doubt, the Underwritten Annual CapEx Reserve ($) data field is shown as a negative value in the Final Data Tape.

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date - Acquisition Date) / 30	Final Data Tape (Acquisition Date)